Income taxes - Unrecognized tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Income Tax [Abstract]
Deductible temporary differences	$ 58,737	$ 63,695
Non-capital losses	676,756	587,407
Research and development expenditures	12,207	21,760
Unrecognized tax assets	$ 747,700	$ 672,862